Annual Total Returns[BarChart] - SA Wellington Government and Quality Bond Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.09%	3.83%	(2.15%)	5.19%	0.58%	1.42%	2.97%	0.04%	7.32%	7.11%